Organization, Description of Business, Basis of Presentation, Reclassifications, Reverse Stock Split, Business Disposals, and Advance from NovellusDx, Ltd. (Details Narrative) - USD ($) $ in Thousands					1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 08, 2020	Jun. 30, 2020	Oct. 24, 2019	Jul. 15, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Reverse stock split			30-for-1 reverse stock split
Interest paid								$ 1,063			$ 2,173	$ 2,211	$ 1,801
Due to the buyer		$ 628					628			628
Payments received on advance from NovellusDx, Ltd.													1,500
Earn-Out from siParadigm, current portion		740				747	740			740		747
Portion of advance, noncurrent		$ 72				252	$ 72			$ 72		252
NovellusDx, Ltd. [Member]
Term note, principal balance						350						350
Interest rate		0.00%					0.00%			0.00%
John A Roberts [Member]
Reimbursement due							$ 48			$ 150
Glenn Miles [Member]
Reimbursement due							48			150
Clinical Agreement [Member]
Cash consideration received, total	$ 747
Cash consideration received for equipment	45
Payments received on advance from NovellusDx, Ltd.	1,000
Supplier invoices paid directly to related party	177
Adjustment	11
Transaction costs	$ 110
PFG [Member] | Secured Debt [Member]
Term note, principal balance				$ 6,000
BioPharma Business [Member]
Gross consideration				23,500
Closing adjustments				2,000
Promissory note receivable				7,700
Cash received from transaction				$ 2,300
Interest rate			6.00%
Maturity date, description			Matured in October 2019.
Excess consideration note matured amount			$ 6,000			888
Interest paid			24
Net worth adjustment			775
Security for indemnification obligations			735
Debt Instrument, Collateral Amount			$ 153
BioPharma Business [Member] | Transition Services Agreement [Member]
Related party shared services							97			199		186
Due to the buyer						92						92
siParadigm [Member]
Term of contract		24 months			24 months
Period of service		12 months			12 months
Earn-Out from siParadigm, current portion		$ 740				747	740			740		747
Earn-Out from siParadigm, noncurrent portion		48				356	48			48		356
Portion of advance, current		536				566	536			536		566
Portion of advance, noncurrent		$ 72				$ 252	$ 72			$ 72		252
Iliad Research and Trading, L.P. [Member] | Convertible Debt [Member] | NovellusDx, Ltd. [Member] | Discontinued Operations [Member]
Interest expense on convertible promissory note									$ 657		$ 1,400	$ 1,500	$ 389